Common Stock	9 Months Ended	12 Months Ended
	May 31, 2021	Aug. 31, 2020
Equity [Abstract]
Common Stock

Note 13. Common Stock

Subsequent to the closing of the fiscal year ending August 31, 2019, the Company affected a reverse split as of September 30, 2019, which had the effect of reducing the number of outstanding shares from 187,864,600 to 12,524,307. All share and per share amounts in this filing have been retrospectively adjusted to reflect the impact of the reverse stock split.

As of May 31, 2021, there were 78,733,317 shares of Common Stock issued and outstanding. As of the date of this filing, July 12, 2021, there were 78,733,317 shares of Common Stock issued and outstanding.

On June 17, 2021, the Company amended its articles of incorporation to increase the number of its authorized shares from 290 million to 500 million shares, par value $0.001 per share.

Note 11 - Common Stock

Subsequent to the closing of the fiscal year ending August 31, 2019, the Company affected a reverse split as of September 30, 2019, which had the effect of reducing the number of outstanding shares from 187,864,600 to 12,524,307. All share and per share amounts in this filing have been retrospectively adjusted to reflect the impact of the reverse stock split. As of August 31, 2020, there were 27,082,419 shares of Common Stock issued and outstanding.

On May 20, 2020, we issued 1,100,000 common shares to a Pinnacle Consulting Services Inc. for consulting service provided to the Company. The agreement is attached hereto.

On May 20, 2020, we issued 1,000,000 common shares to a Tabular Investments LLC for consulting service provided to the Company.